Segmented Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
General
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its CEO in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions in 2022 or 2021.

The lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy of $37 million in 2022 (2021 - $38 million) are inter-company transactions between non-regulated and regulated entities, which were not eliminated on consolidation.

As at December 31, 2022, accounts receivable included $7 million due from Belize Electricity (2021 - $22 million).
Fortis periodically provides short-term financing to subsidiaries to support capital expenditures and seasonal working capital requirements, the impacts of which are eliminated on consolidation. As at December 31, 2022, there were no inter-segment loans outstanding (2021 - $126 million). Interest charged on inter-segment loans was not material in 2022 and 2021

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total

Year ended December 31, 2022
Revenue	1,906	2,758	1,325	2,084	680	487	1,652	10,892	151	—	—	11,043
Energy supply costs	—	1,213	525	1,055	—	141	1,013	3,947	5	—	—	3,952
Operating expenses	481	691	571	364	166	133	217	2,623	40	20	—	2,683
Depreciation and amortization	385	365	104	298	243	67	187	1,649	17	2	—	1,668
Operating income	1,040	489	125	367	271	146	235	2,673	89	(22)	—	2,740
Other income, net	48	22	59	22	5	6	14	176	1	(12)	—	165
Finance charges	349	127	53	146	110	76	75	936	—	166	—	1,102
Income tax expense	184	56	28	39	15	12	22	356	18	(85)	—	289
Net earnings	555	328	103	204	151	64	152	1,557	72	(115)	—	1,514
Non-controlling interests	101	—	—	1	—	—	18	120	—	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	—	64	—	64
Net earnings attributable to common equity shareholders	454	328	103	203	151	64	134	1,437	72	(179)	—	1,330

Additions to property, plant and equipment and intangible assets	1,212	709	293	589	510	130	393	3,836	29	—	—	3,865

As at December 31, 2022
Goodwill	8,318	1,873	612	913	228	235	258	12,437	27	—	—	12,464
Total assets	23,478	12,678	5,131	8,875	5,547	2,596	4,916	63,221	884	159	(12)	64,252

Year ended December 31, 2021
Revenue	1,691	2,334	1,000	1,715	644	468	1,498	9,350	98	—	—	9,448
Energy supply costs	—	919	285	713	—	136	895	2,948	3	—	—	2,951
Operating expenses	466	648	498	355	157	128	201	2,453	33	37	—	2,523
Depreciation and amortization	291	345	91	281	231	65	181	1,485	17	3	—	1,505
Operating income	934	422	126	366	256	139	221	2,464	45	(40)	—	2,469
Other income, net	42	41	34	12	2	5	5	141	1	31	—	173
Finance charges	300	120	46	144	106	73	71	860	—	143	—	1,003
Income tax expense	156	51	21	48	11	12	21	320	8	(94)	—	234
Net earnings	520	292	93	186	141	59	134	1,425	38	(58)	—	1,405
Non-controlling interests	94	—	—	1	—	—	16	111	—	—	—	111
Preference share dividends	—	—	—	—	—	—	—	—	—	63	—	63
Net earnings attributable to common equity shareholders	426	292	93	185	141	59	118	1,314	38	(121)	—	1,231

Additions to property, plant and equipment and intangible assets	1,046	710	291	475	389	134	321	3,366	20	—	—	3,386

As at December 31, 2021
Goodwill	7,755	1,746	570	913	228	235	246	11,693	27	—	—	11,720
Total assets	21,020	11,126	4,356	8,135	5,201	2,540	4,357	56,735	777	295	(148)	57,659